Note 18 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans held for sale	$ 6,680	$ 7,912
Fair Value, Measurements, Recurring [Member]
Loans held for sale	6,680	7,912
Total fair value measurements	6,680	7,912
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale
Total fair value measurements
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	6,680	7,912
Total fair value measurements	6,680	7,912
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale
Total fair value measurements
Fair Value, Measurements, Nonrecurring [Member]
Total fair value measurements	2,243	2,832
Impaired loans	593	2,832
Other Real Estate Owned	1,650
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total fair value measurements
Impaired loans
Other Real Estate Owned
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total fair value measurements
Impaired loans
Other Real Estate Owned
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total fair value measurements	2,243	2,832
Impaired loans	593	2,832
Other Real Estate Owned	1,650
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Loans held for sale	6,322	7,555
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member]
Loans held for sale	4,873	5,643
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Loans held for sale	4,873	5,643
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	4,873	5,643
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member]
Loans held for sale	1,082	1,342
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Loans held for sale	1,082	1,342
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	1,082	1,342
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member]
Loans held for sale	367	570
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member]
Loans held for sale	367	570
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	367	570
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale
US Government Agencies Debt Securities [Member]
Loans held for sale	358	357
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Loans held for sale	358	357
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	358	357
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale